The following tables shows the movement of the VTB during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accretion	$ 3,424
Loss on settlement	316,241
V T B [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,559,250	$ (0)
Initial fair value of vendor-take-back loan		5,357,408
Interest	255,792	$ 190,381
Accretion	27,046	11,461
Repayments	(6,158,329)
Loss on settlement	316,241
Balance at ending	$ (0)	$ 5,559,250